CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Cash Flows from Operating Activities:
Net loss	$ (12,904,527)	$ (9,436,762)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	22,553	18,785
Stock-based compensation	1,747,671	1,622,211
Changes in fair value of the liability for options and warrants	(2,667,788)	(1,680,787)
Foreign currency exchange loss (gains)	13,052	(356,954)
Increase in assets:
Prepaid expenses and other current assets	(172,022)	(852,418)
Increase (decrease) in liabilities:
Accounts payable and accrued expenses	92,205	(2,452,151)
Other liabilities	1,676	6,062
Total adjustments	(962,653)	(3,695,252)
Net Cash Used in Operating Activities	(13,867,180)	(13,132,014)
Cash Flows from Investing Activities:
Purchase of property and equipment	(36,885)	(47,980)
Purchase of short-term investments	0	(46,120,172)
Redemption of short-term investments	10,021,963	0
Net Cash Provided by (Used In) Investing Activities	9,985,078	(46,168,152)
Cash Flows from Financing Activities:
Effect of Exchange Rates on Cash and Cash Equivalents	(97,828)	42,625
Net Decrease in Cash and Cash Equivalents	(3,979,930)	(59,257,541)
Cash and Cash Equivalents, beginning of period	34,098,812	68,919,995
Cash and Cash Equivalents, end of period	$ 30,118,882	$ 9,662,454